PRUDENTIAL INVESTMENT PORTFOLIOS 12

PGIM Jennison NextGeneration Opportunities Global Fund

PGIM Jennison International Small-Mid Cap Opportunities Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated December 10, 2024

to each Fund’s Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information

You should read this Supplement in conjunction with each Fund's Summary Prospectus, Prospectus and Statement of

Additional Information (SAI), as applicable, and retain it for future reference.

Effective immediately, Mr. Edward Duggan is added to each Fund’s portfolio management team.

To reflect this change, each Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows effective immediately:

1.The tables in the section of each Fund’s Summary Prospectus and Prospectus entitled “Management of the Fund” are hereby revised by adding the information set forth below with respect to Mr. Duggan:

Investment	Subadviser	Portfolio	Title	Service Date
Managers		Managers

PGIM Investments	Jennison	Edward Duggan	Managing Director &	December 2024
LLC	Associates LLC		Portfolio Manager

2.The section of each Fund’s Prospectus entitled “How the Fund is Managed – Portfolio Managers” is hereby revised by adding the following professional biography for Mr. Duggan:

Edward Duggan is a Managing Director, a global nextgen (smid cap) and international smid cap equity portfolio manager and research analyst. He joined Jennison in 2023. Prior to joining Jennison, he was a portfolio manager for consumer-focused global equity funds at Brookfield Asset Management. Prior to that, he was a director of research covering consumer discretionary at Balyasny Asset Management. Mr. Duggan earned a BA in political science from Colgate University and an MBA from the University of Virginia Darden Graduate School of Business.

3.The table in the section of the Funds’ SAI entitled “Management & Advisory Arrangements - The Fund’s Portfolio Managers: Information About Other Accounts Managed” is hereby revised by adding the following information pertaining to Mr. Duggan:

Fund	Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*/
		Managers	Investment	Investment Vehicles/	Total Assets
			Companies/Total	Total Assets
Assets
PGIM Jennison			None	None	None
NextGeneration
Opportunities	Jennison	Edward
Global Fund	Associates LLC	Duggan1
PGIM Jennison			None	None	None
International
Small-Mid Cap
Opportunities	Jennison	Edward
Fund	Associates LLC	Duggan1

1Information is as of November 30, 2024.

4.The table in the section of the Funds’ SAI entitled “Management & Advisory Arrangements - The Fund’s Portfolio Managers: Personal Investments and Financial Interests” is hereby revised by adding the following information pertaining to Mr. Duggan:

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Personal Investments and Financial Interests of the Portfolio Managers

Fund	Subadviser	Portfolio	Investments and Other
		Managers	Financial Interests in the
Funds and Similar
Strategies*
PGIM Jennison NextGeneration	Jennison Associates LLC	Edward Duggan1	None
Opportunities Global Fund
PGIM Jennison International Small-Mid	Jennison Associates LLC	Edward Duggan1	None
Cap Opportunities Fund

*“Investments and Other Financial Interests in the Fund and Similar Strategies” include the Fund and all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. “Other Investment Accounts” in similar strategies include other registered investment companies, insurance company separate accounts, and collective and commingled trusts. “Investments” include holdings in the Fund and in investment accounts in similar strategies, including shares or units that may be held through a 401(k) or other retirement plan. “Other Financial Interests” include an investment professional’s notional investments in the Fund through a deferred compensation plan for Jennison employees, where such notional investments track the performance of the Fund and are subject to increase or decrease based on the annual performance of the Fund.

The dollar range for Edward Duggan’s investment in the PGIM Jennison NextGeneration Opportunities Global Fund as of November 30, 2024 is as follows: None.

The dollar range for Edward Duggan’s investment in the PGIM Jennison International Small-Mid Cap Opportunities Fund as of November 30, 2024 is as follows: None.

1Information is as of November 30, 2024.

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